Accumulated Other Comprehensive Income (Loss) - Changes in the Components of Accumulated Other Comprehensive Income (Loss), Net of Tax (Parenthetical) (Details)	Dec. 31, 2018 Security
ASU 2017-12 [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Number of investment securities classified from held-to-maturity to available-for-sale	52